Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,030,000
Previously Paid Amount	0.00
Total Fee Amount	770.09
Total Offset Amount	0.00
Net Fee	770.09
Narrative - Max Aggregate Offering Price	$ 5,030,000
Final Prospectus	true